Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property and equipment

Computer equipment	Straight line over 3 years
Machinery and equipment	Straight line over 10 years
Automobiles	Straight line over 7 years
Leasehold improvements	Lesser of the lease term or the useful life (20 years)

Schedule of estimated useful lives of intangible assets

Useful life
Production backlog	30 months
Patents and development costs	1 to 21 years